Stock Compensation Expense	6 Months Ended
Jun. 30, 2022
Stock Compensation Expense [Line Items]
STOCK COMPENSATION EXPENSE
7.	STOCK COMPENSATION EXPENSE
Stock-based compensation expense for the periods presented was comprised of the following, which were included in general and administrative expenses within the condensed consolidated statement of operations:

	(in thousands) For the six months ended June 30,
	2022	2021
	Stock-Based Compensation Expense	Stock-Based Compensation Expense
Stock options	$118	$—
Restricted stock awards	2,541	—

Total stock–based compensation expense	$2,659	$—

In addition, approximately $41,105 has been included in cost of revenues for the six months ended June 30, 2022 and 2021, respectively, for stock-based compensation expense related to the services provided by Commerce Media Holdings, LLC. Compensation costs related to Commerce Media Holdings, LLC of $0.1 million and $0.2 million were capitalized and are included in prepaid expenses and other assets as of June 30, 2022 and 2021, respectively.